DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

Disposition of mining pool business

On December 28, 2023, the Group entered into an agreement with Esport - Win Limited, a Hong Kong limited liability company, to sell its entire mining pool business for a total consideration of US$5,000, with payment arrangement of US$3,000 as the initial payment, US$1,000 as the second payment in October 2024 and US$1,000 as the third payment in October 2025. While the closing of the transaction occurred on February 29, 2024, for accounting purposes, the mining pool business was deemed to be disposed of on January 31, 2024 when the Group relinquished control and received the first payment of the consideration by retaining 71.37 bitcoins of the mining pool business for compliance and safety purposes when transferring the mining pool business to the buyer. The retained bitcoins have a fair value of US$3,000 as determined using US$42 per bitcoin, which was published by Coinbase.com on January 29, 2024 at UTC 0:00. The disposal of the mining pool business represents a strategic shift and has a major effect on the Group’s results of operation, and as a result, is reported as a discontinued operations in our condensed consolidated financial statements for the six months ended June 30, 2023 and 2024. The assets and liabilities of this business are also presented as discontinued operations in the condensed consolidated balance sheet as of December 31, 2023.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

The following table represents a summary of the assets and liabilities disposed on January 31, 2024, and the related gain resulting from the transaction.

As of January 31, 2024
US$
Consideration*	2,000

Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets*	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)

Net liabilities of discontinued operations	(16,687)

Gain from disposal of discontinued operations	18,687

*For accounting purpose, the 71.37 bitcoins retained were not included in the consideration in the table above as they were not received from the buyer, and accordingly these bitcoins were also excluded from the net assets transferred. The resulting gain from disposal of discontinued operations remained unchanged.

The assets and liabilities for discontinued operations of the mining pool business were as follows as of December 31,2023:

As of
December 31, 2023
US$
ASSETS
Cash and cash equivalents	33
Accounts receivable, net	1,115
Prepayment and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net**	4
Intangible assets, net**	7
Current assets of discontinued operations	13,813

LIABILITIES
Accounts payable	(27,250)
Accrued payroll and welfare payable	(119)
Accrued expenses and other current liabilities	(236)
Current liabilities of discontinued operations	(27,605)

** For presentation purpose, property and equipment, net and intangible assets, net as of December 31, 2023 have been classified as current assets of discontinued operations in the consolidated balance sheets as the disposition occurred in January 2024.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

Cash flows in respect of the disposal were as follows:

For the six months
ended June 30,
2024
US$
Cash and cash equivalent deconsolidated	372
Proceeds from the disposal of subsidiaries	—
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)

The operating results from discontinued operation of the mining pool business were as follows for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	US$	US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	137,440	30,340
Cost of revenue	(136,760)	(30,083)
Sales and marketing expenses	(177)	(30)
General and administrative expenses	(193)	(57)
Service development expenses	(523)	(72)
Other operating income	76	39
Net gain on disposal of cryptocurrency assets	1,193	374
Impairment of cryptocurrency assets	(1,828)	—
Changes in fair value of cryptocurrency assets	—	(271)
(Loss) income from discontinued operations, before income tax	(772)	240
Income tax expense	—	—
Net (loss) income from discontinued operations, net of income tax	(772)	240

The condensed cash flows of for the mining pool business were as follows for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	US$	US$
Net cash used in operating activities	(880)	(414)
Net cash provided by investing activities	584	303

Effect of exchange rate changes on cash, cash equivalents and restricted cash	244	78
Net decrease in cash, cash equivalents and restricted cash	(52)	(33)

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of such amounts shown in the consolidated statements of cash flows.

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$
Cash, cash equivalents and restricted cash – consolidated balance sheets	3,244	2,296
Cash, cash equivalents and restricted cash, discontinued operations	33	—
Cash, cash equivalents and restricted cash – consolidated statements of cash flows	3,277	2,296